Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 0.0% (A)
U.S. Equity Fund - 0.0% (A)
Alerian MLP ETF	15,241	$ 677,310

Total Exchange-Traded Fund (Cost $538,132)		677,310

INVESTMENT COMPANIES - 98.8%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	5,843	6,863

International Equity Funds - 21.8%
Transamerica Emerging Markets Opportunities (C)	4,579,868	32,379,666
Transamerica International Equity (C)	6,359,837	127,069,539
Transamerica International Focus (C)	6,483,529	50,506,688
Transamerica International Small Cap Value (C)	889,118	12,456,549
Transamerica International Stock (C)	8,072,541	89,685,933

		312,098,375

International Fixed Income Fund - 3.5%
Transamerica Emerging Markets Debt (C)	5,452,120	49,941,421

U.S. Equity Funds - 47.9%
Transamerica Capital Growth (B) (C)	3,117,109	22,941,922
Transamerica Large Cap Value (C)	20,967,247	270,896,833
Transamerica Mid Cap Growth (B) (C)	2,322,721	20,811,577
Transamerica Mid Cap Value Opportunities (C)	1,088,167	11,861,016
Transamerica Small Cap Growth (C)	1,371,666	8,806,099
Transamerica Small Cap Value (C)	1,182,764	6,351,442
Transamerica Sustainable Equity Income (C)	6,091,866	45,749,917
Transamerica US Growth (C)	10,613,888	297,294,991

		684,713,797

U.S. Fixed Income Funds - 24.5%
Transamerica Bond (C)	9,286,898	75,223,876
Transamerica Core Bond (C)	20,503,427	177,969,750
Transamerica Floating Rate (C)	774,520	6,993,911
Transamerica High Yield Bond (C)	1,741,604	14,054,746
Transamerica Inflation Opportunities (C)	4,826,657	46,722,042
Transamerica Long Credit (C)	102	1,006
Transamerica Short-Term Bond (C)	3,063,581	29,900,554

		350,865,885

U.S. Mixed Allocation Fund - 1.1%
Transamerica Energy Infrastructure (C)	2,300,495	15,091,250

Total Investment Companies (Cost $1,222,043,632)		1,412,717,591

	Principal	Value
REPURCHASE AGREEMENT - 0.7%

Fixed Income Clearing Corp., 2.50% (F), dated 01/31/2024, to be repurchased at $10,689,001 on 02/01/2024. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2026, and with a value of $10,902,096.

	$ 10,688,259	$ 10,688,259

Total Repurchase Agreement (Cost $10,688,259)		10,688,259

Total Investments (Cost $1,233,270,023)		1,424,083,160
Net Other Assets (Liabilities) - 0.5%		6,473,001

Net Assets - 100.0%		$ 1,430,556,161

Transamerica Funds	Page 1

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	709	03/19/2024	$77,513,968	$79,640,641	$2,126,673	$—
S&P 500® E-Mini Index	95	03/15/2024	22,974,104	23,134,875	160,771	—

Total Futures Contracts					$2,287,444	$—

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Fund	$677,310	$—	$—	$677,310
Investment Companies	1,412,710,728	—	—	1,412,710,728
Repurchase Agreement	—	10,688,259	—	10,688,259

Total	$1,413,388,038	$10,688,259	$—	$1,424,076,297

Investment Companies Measured at Net Asset Value (E)				6,863

Total Investments				$1,424,083,160

Other Financial Instruments
Futures Contracts (H)	$2,287,444	$—	$—	$2,287,444

Total Other Financial Instruments	$2,287,444	$—	$—	$2,287,444

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2024	Shares as of January 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$58,858,462	$12,196,151	$—	$—	$4,169,263	$75,223,876	9,286,898	$696,150	$—
Transamerica Capital Growth	10,527,201	10,000,000	—	—	2,414,721	22,941,922	3,117,109	—	—
Transamerica Core Bond	151,166,677	15,768,416	—	—	11,034,657	177,969,750	20,503,427	1,768,416	—
Transamerica Emerging Markets Debt	34,310,346	12,797,789	—	—	2,833,286	49,941,421	5,452,120	397,789	—
Transamerica Emerging Markets Opportunities	31,206,174	932,966	—	—	240,526	32,379,666	4,579,868	932,966	—
Transamerica Energy Infrastructure	14,205,664	775,021	—	—	110,565	15,091,250	2,300,495	602,029	—
Transamerica Floating Rate	—	7,001,655	—	—	(7,744)	6,993,911	774,520	1,655	—
Transamerica Global Allocation Liquidating Trust	7,264	—	—	—	(401)	6,863	5,843	—	—
Transamerica High Yield Bond	286,687	13,757,902	—	—	10,157	14,054,746	1,741,604	57,902	—
Transamerica Inflation Opportunities	42,175,720	3,262,512	(1,000,000)	(20,668)	2,304,478	46,722,042	4,826,657	262,511	—
Transamerica International Equity	146,910,633	5,221,720	(39,000,000)	5,242,137	8,695,049	127,069,539	6,359,837	5,221,720	—

Transamerica Funds	Page 2

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2024	Shares as of January 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica International Focus	$41,552,007	$9,537,125	$(1,000,000)	$(5,031)	$422,587	$50,506,688	6,483,529	$1,491,172	$2,045,953
Transamerica International Small Cap Value	13,433,555	464,622	(3,000,000)	662,354	896,018	12,456,549	889,118	464,622	—
Transamerica International Stock	54,551,905	30,014,497	(1,000,000)	92,219	6,027,312	89,685,933	8,072,541	2,014,497	—
Transamerica Large Cap Value	205,892,389	49,695,224	—	—	15,309,220	270,896,833	20,967,247	712,507	15,982,717
Transamerica Long Credit	—	1,000	—	—	6	1,006	102	—	—
Transamerica Mid Cap Growth	23,112,048	—	(7,000,000)	(740,212)	5,439,741	20,811,577	2,322,721	—	—
Transamerica Mid Cap Value Opportunities	17,736,295	946,398	(8,000,000)	15,645	1,162,678	11,861,016	1,088,167	201,786	744,612
Transamerica Short-Term Bond	63,927,909	603,935	(36,100,000)	42,282	1,426,428	29,900,554	3,063,581	603,935	—
Transamerica Small Cap Growth	6,881,141	1,346,281	—	—	578,677	8,806,099	1,371,666	—	346,281
Transamerica Small Cap Value	5,476,506	192,998	—	—	681,938	6,351,442	1,182,764	192,998	—
Transamerica Sustainable Equity Income	67,931,647	489,477	(32,000,000)	(256,444)	9,585,237	45,749,917	6,091,866	489,477	—
Transamerica US Growth	293,846,034	10,986,015	(53,000,000)	(266,932)	45,729,874	297,294,991	10,613,888	—	10,986,015

Total	$1,283,996,264	$185,991,704	$(181,100,000)	$4,765,350	$119,064,273	$1,412,717,591	121,095,568	$16,112,132	$30,105,578

(D)	Restricted security. At January 31, 2024, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$60,118	$6,863	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	Rate disclosed reflects the yield at January 31, 2024.
(G)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 3

Transamerica Asset Allocation – Moderate Growth Portfolio

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Asset Allocation – Moderate Growth Portfolio (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4